Subsidiaries - Summary of Financial Information of Subsidiaries with Material Non Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	$ 9,290	$ 4,278
Non-current assets	50,031	22,196
Current liabilities	6,608	2,622
Non-current liabilities	15,586	9,623
Net assets	37,127	14,229
Accumulated balance of NCI	791	786
Revenue	16,817	6,962	$ 3,600
Profit/(loss) for the period	6,575	2,036	(3,975)
Profit allocated to NCI	77	53	53
Operating	8,811	3,792	1,849
Investing	(2,265)	(2,941)	(2,112)
Financing	(3,364)	(1,424)	(203)
Net increase/(decrease) in cash held	3,182	(573)	(466)
Subsidiaries with material non-controlling interests [member] | Burrup Facilities Company Pty Ltd [member]
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	567	518	425
Non-current assets	5,047	5,038	5,224
Current liabilities	(68)	(71)	(51)
Non-current liabilities	(528)	(528)	(571)
Net assets	5,018	4,957	5,027
Accumulated balance of NCI	502	496	503
Revenue	889	858	859
Profit/(loss) for the period	489	328	318
Profit allocated to NCI	49	33	32
Dividends paid to NCI	(43)	(40)	(32)
Operating	601	633	652
Investing	(45)	(111)	(69)
Financing	(556)	(522)	(583)
Net increase/(decrease) in cash held	0
Subsidiaries with material non-controlling interests [member] | Burrup Train 1 Pty Ltd [member]
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	429	435	372
Non-current assets	2,900	2,915	3,081
Current liabilities	(119)	(110)	(103)
Non-current liabilities	(325)	(345)	(385)
Net assets	2,885	2,895	2,965
Accumulated balance of NCI	289	290	297
Revenue	1,471	1,421	1,423
Profit/(loss) for the period	282	200	208
Profit allocated to NCI	28	20	21
Dividends paid to NCI	(29)	(27)	(13)
Operating	391	393	473
Investing	(55)	(4)	(2)
Financing	(336)	$ (389)	$ (471)
Net increase/(decrease) in cash held	$ 0